INVESTMENTS IN CONSOLIDATED SUBSIDIARIES - Shenzhen Shuzhi (Details) ¥ in Thousands, $ in Thousands						12 Months Ended
	Sep. 23, 2025 shares	Jul. 22, 2025 CNY (¥) shares	Jul. 21, 2025 CNY (¥) shares	Mar. 26, 2025 CNY (¥) shares	Nov. 13, 2023 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 18, 2024 item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Carrying value of noncontrolling interest						¥ (21,043)	$ (3,009)	¥ (13,777)	$ (1,971)		¥ (24,936)	$ (3,567)	¥ (17,771)	$ (2,541)
Issuance of ordinary shares						69,704
Shenzhen Shuzhi Technology Co Ltd
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Grant date fair value of shares issued			¥ 9,800
Amount recognized			0			0
Share based compensation expense			¥ 3,500
Number of shares released | shares			9,946,200
Percentage of grant date fair value			35.38%
Number of shares canceled | shares			18,163,800
Fair value of share canceled			¥ 6,300
Payment to noncontrolling interest		¥ 14,560
Excess over carrying value of noncontrolling interest		15,000
Threshold net profit after tax		¥ 20,000
Maximum period for achievement of milestone		5 years
Goodwill		¥ 0
Shenzhen Shuzhi Technology Co Ltd | First operational year
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Number of shares released | shares		0
Share value of contingent consideration		¥ 15,000
Cash installment of contingent consideration		15,000
Threshold net profit after tax		¥ 20,000
Shenzhen Shuzhi Technology Co Ltd | Second operational year
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Number of shares released | shares		0
Share value of contingent consideration		¥ 15,000
Cash installment of contingent consideration		15,000
Threshold net profit after tax		¥ 20,000
Class A ordinary shares
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Issuance of ordinary shares (in shares) | shares	65,934,000				150,000,000
Class A ordinary shares | Shenzhen Shuzhi Technology Co Ltd
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Number of shares issued | shares				28,110,000
Grant date fair value of shares issued				¥ 9,800
Contingent consideration				36,800
Amount recognized				¥ 0
Issuance of ordinary shares (in shares) | shares		66,356,400
Issuance of ordinary shares						¥ 15,000
Shenzhen Shuzhi Technology Co Ltd
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Total number of board members | item										3
Shenzhen Shuzhi Technology Co Ltd
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Percentage of interest owned										51.00%
Percentage of shares owned		49.00%	49.00%							49.00%
Number of board members appointed by parent | item										2
Carrying value of noncontrolling interest		¥ 440